SCHEDULE OF VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 337,461	$ 51,096
Charged to Costs and Expenses	16,086	303,843
Reduction to Allowance for Write off	(227,184)	(15,303)
Credited to Costs and Expenses	12,217	(2,175)
Balance at End of Year	138,580	337,461
SEC Schedule, 12-09, Reserve, Inventory [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	434,000	254,000
Charged to Costs and Expenses	688,200	398,730
Reduction to Allowance for Write off	(485,861)	(218,730)
Credited to Costs and Expenses
Balance at End of Year	$ 636,339	$ 434,000